Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments
Revenue disaggregated by type of revenue and property is as follows:

	Casino	Rooms	Mall(ii), (iii)	Food and beverage	Convention, ferry, retail and other	Total net revenues
	(US$ in millions)
	(Unaudited)
Net Revenues
Six months ended June 30, 2021
The Venetian Macao	$573	$43	$95	$13	$7	$731
The Londoner Macao	224	47	30	16	9	326
The Parisian Macao	128	29	20	9	2	188
The Plaza Macao	189	23	73	9	1	295
Sands Macao	68	5	1	2	1	77
Ferry and other operations	—	—	—	—	11	11
Inter-segment revenues(i)	—	—	(1)	—	(7)	(8)
	$1,182	$147	$218	$49	$24	$1,620
Six months ended June 30, 2020
The Venetian Macao	$256	$22	$47	$6	$12	$343
The Londoner Macao	124	27	16	9	4	180
The Parisian Macao	85	14	10	6	3	118
The Plaza Macao	91	5	26	4	—	126
Sands Macao	69	3	1	2	1	76
Ferry and other operations	—	—	—	—	13	13
Inter-segment revenues(i)	—	—	(1)	—	(7)	(8)
	$625	$71	$99	$27	$26	$848

(i)    Inter-segment revenues are charged at prevailing market rates.
(ii)    Of this amount, US$186 million and US$32 million (six months ended June 30, 2020: US$64 million and US$35 million) are related to income from right of use and management fee and other, respectively. Income from right of use is recognized in accordance with IFRS 16 Leases and all other revenues are recognized in accordance with IFRS 15 Revenue from contract with customers.
(iii)    For the six months ended June 30, 2021, rent concessions of US$23 million (six months ended June 30, 2020: US$135 million) were provided to tenants as a result of the COVID-19 Pandemic and the impact on mall operations.
The following is a reconciliation of adjusted property EBITDA to loss for the period attributable to equity holders of the Company:

	Six months ended June 30,
	2021	2020
	(US$ in millions)
	(Unaudited)
Adjusted property EBITDA(i)
The Venetian Macao	$190	$(48)
The Londoner Macao	(28)	(79)
The Parisian Macao	(8)	(84)
The Plaza Macao	114	10
Sands Macao	(31)	(32)
Ferry and other operations	(3)	(10)
Total adjusted property EBITDA	234	(243)
Share-based compensation, net of amount capitalized(ii)	(9)	(8)
Corporate expense(iii)	(34)	(28)
Pre-opening expense	(5)	(5)
Depreciation and amortization	(358)	(338)
Net foreign exchange (losses) gains	(10)	20
Loss on disposal of property and equipment, investment properties and intangible assets	(7)	(7)
Operating loss	(189)	(609)
Interest income	1	9
Finance costs, net of amounts capitalized	(189)	(116)
Loss before income tax	(377)	(716)
Income tax expense	(4)	—
Loss for the period attributable to equity holders of the Company	$(381)	$(716)

(i)Adjusted property EBITDA, which is a non-IFRS financial measure, is profit or loss attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains or losses, impairment loss on property and equipment, gain or loss on disposal of property and equipment, investment properties and intangible assets, interest, gain or loss on modification or early retirement of debt and income tax benefit or expense. Management utilizes adjusted property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Integrated resort companies have historically reported adjusted property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their properties on a more stand-alone basis, integrated resort companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific properties, such as pre-opening expense and corporate expense, from their adjusted property EBITDA calculations. Adjusted property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments, debt principal repayments and income taxes, which are not reflected in adjusted property EBITDA. Not all companies calculate adjusted property EBITDA in the same manner. As a result, adjusted property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
(ii)The amount comprises of US$4 million equity-settled share-based payment expense, net of amounts capitalized and US$5 million cash-settled share-based payment expense, net of amounts capitalized (six months ended June 30, 2020: US$6 million and US$2 million respectively).
(iii)The amount excludes share-based payment expense of US$1 million (six months ended June 30, 2020: US$1 million).

	Six months ended June 30,
	2021	2020
	(US$ in millions)
	(Unaudited)
Depreciation and amortization
The Venetian Macao	$95	$87
The Londoner Macao	126	118
The Parisian Macao	75	84
The Plaza Macao	41	30
Sands Macao	13	13
Ferry and other operations	8	6
	$358	$338

	Six months ended June 30,
	2021	2020
	(US$ in millions)
	(Unaudited)
Capital expenditures
The Venetian Macao	$38	$66
The Londoner Macao	340	368
The Parisian Macao	2	7
The Plaza Macao	6	127
Sands Macao	3	3
	$389	$571

	June 30,	December 31,
	2021	2020
	(US$ in millions)
	(Unaudited)	(Audited)
Total assets
The Venetian Macao	$2,281	$2,438
The Londoner Macao	4,524	4,324
The Parisian Macao	2,042	2,138
The Plaza Macao	1,160	1,219
Sands Macao	273	319
Ferry and other operations	135	110
	$10,415	$10,548

Revenue disaggregated by type of revenue and property is as follows:

	Casino	Rooms	Mall(ii),(iii)	Food and beverage	Convention, ferry, retail and other	Net revenues
	(US$ in millions)
Year ended December 31, 2018
The Venetian Macao	$2,829	$223	$234	$81	$107	$3,474
The Londoner Macao	1,622	331	69	102	29	2,153
The Parisian Macao	1,265	124	57	65	22	1,533
The Plaza Macao	502	39	145	29	4	719
Sands Macao	598	17	3	27	5	650
Ferry and other operations	—	—	—	—	151	151
Inter-segment revenues(i)	—	—	(1)	—	(14)	(15)
	$6,816	$734	$507	$304	$304	$8,665
Year ended December 31, 2019
The Venetian Macao	$2,875	$222	$254	$73	$86	$3,510
The Londoner Macao	1,541	320	71	97	23	2,052
The Parisian Macao	1,376	130	53	70	21	1,650
The Plaza Macao	650	41	151	31	4	877
Sands Macao	576	18	3	27	4	628
Ferry and other operations	—	—	—	—	106	106
Inter-segment revenues(i)	—	—	(1)	—	(14)	(15)
	$7,018	$731	$531	$298	$230	$8,808
Year ended December 31, 2020
The Venetian Macao	$531	$46	$126	$14	$21	$738
The Londoner Macao	192	42	38	17	8	297
The Parisian Macao	180	33	27	14	5	259
The Plaza Macao	159	17	79	9	1	265
Sands Macao	107	6	1	5	1	120
Ferry and other operations	—	—	—	—	21	21
Inter-segment revenues(i)	—	—	(2)	—	(11)	(13)
	$1,169	$144	$269	$59	$46	$1,687

(i)Inter-segment revenues are charged at prevailing market rates.
(ii)Of this amount, US$436 million and US$71 million for the year ended December 31, 2018, US$456 million and US$75 million for the year ended December 31, 2019, and US$199 million and US$70 million for the year ended December 31, 2020 are related to income from right-of-use and management fee and other, respectively. Income from right-of-use is recognized in accordance with IFRS 16 Leases and all other revenues are recognized in accordance with IFRS 15 Revenue from contracts with customers.
(iii)For the year ended December 31, 2020, rent concessions of US$215 million were provided to tenants as a result of the COVID-19 Pandemic and the impact on mall operations.
The following is a reconciliation of adjusted property EBITDA to profit/(loss) for the year attributable to equity holders of the Company:

		Year ended December 31,
		2018	2019	2020
	Notes	(US$ in millions)
Adjusted Property EBITDA (Unaudited)(i)
The Venetian Macao		$1,378	$1,407	$(53)
The Londoner Macao		759	726	(184)
The Parisian Macao		484	544	(131)
The Plaza Macao		262	345	33
Sands Macao		178	175	(76)
Ferry and other operations		18	(4)	(17)
Total Adjusted Property EBITDA		3,079	3,193	(428)
Share-based compensation, net of amount capitalized(ii)		(13)	(14)	(15)
Corporate expense(iii)	4(a)	(125)	(129)	(45)
Pre-opening expense	4(b)	(5)	(23)	(11)
Depreciation and amortization		(655)	(706)	(684)
Net foreign exchange gains	6	4	35	17
Impairment loss on property and equipment	3(c)	—	(65)	—
Loss on disposal of property and equipment, investment properties and intangible assets	6	(131)	(16)	(73)
Operating profit/(loss)		2,154	2,275	(1,239)
Interest income		20	38	11
Interest expense, net of amounts capitalized		(225)	(280)	(279)
Loss on modification or early retirement of debt		(81)	—	—
Profit/(loss) before income tax		1,868	2,033	(1,507)
Income tax benefit/(expense)		7	—	(16)
Profit/(loss) for the year attributable to equity holders of the Company		$1,875	$2,033	$(1,523)

(i)Adjusted property EBITDA, which is a non-IFRS financial measure, is profit or loss attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains or losses, impairment loss on property and equipment, gain or loss on disposal of property and equipment, investment properties and intangible assets, interest, gain or loss on modification or early retirement of debt and income tax benefit or expense. Management utilizes adjusted property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Integrated resort companies have historically reported adjusted property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their properties on a more stand-alone basis, integrated resort companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific properties, such as pre-opening expense and corporate expense, from their adjusted property EBITDA calculations. Adjusted property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments, debt principal repayments and income taxes, which are not reflected in adjusted property EBITDA. Not all companies calculate adjusted property EBITDA in the same manner. As a result, adjusted property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
(ii)The amount comprises of US$13 million, US$13 million and US$9 million equity-settled shared-based payment expense, net of amounts capitalized and nil, US$1 million and US$6 million cash-settled share-based payment expense, net of amounts capitalized for the years ended December 31, 2018, 2019 and 2020, respectively.
(iii)The amount excludes share-based payment expense of nil, nil and US$2 million for the years ended December 31, 2018, 2019, and 2020, respectively.

(a)Corporate expense

		Year ended December 31,
		2018	2019	2020
	Note	(US$ in millions)
Royalty fees	25(a)(v)	$106	$110	$22
Management fees		6	5	4
Employee benefit expenses		7	7	10
Other support services		3	4	3
Other expenses		3	3	6
		$125	$129	$45

(b)Pre-opening expense

	Year ended December 31,
	2018	2019	2020
	(US$ in millions)
Employee benefit expenses	$1	$9	$4
Advertising and promotions	—	9	2
Contract labor and services	1	3	2
Utilities and operating supplies	2	—	2
Other support services	1	1	—
Other expenses	—	1	1
	$5	$23	$11

	Year ended December 31,
	2018	2019	2020
	(US$ in millions)
Depreciation and amortization
The Venetian Macao	$146	$159	$181
The Londoner Macao	274	299	230
The Parisian Macao	163	161	163
The Plaza Macao	33	40	71
Sands Macao	24	27	27
Ferry and other operations	15	20	12
	$655	$706	$684

	Year ended December 31,
	2018	2019	2020
	(US$ in millions)
Capital expenditures
The Venetian Macao	$179	$131	$140
The Londoner Macao	130	276	721
The Parisian Macao	130	32	11
The Plaza Macao	63	296	156
Sands Macao	29	16	8
Ferry and other operations	1	3	2
	$532	$754	$1,038

	December 31,
	2019	2020
	(US$ in millions)
Total assets
The Venetian Macao	$3,236	$2,438
The Londoner Macao	4,531	4,324
The Parisian Macao	2,372	2,138
The Plaza Macao	1,255	1,219
Sands Macao	323	319
Ferry and other operations	383	110
	$12,100	$10,548